LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
LOANS RECEIVABLE, NET.
LOANS RECEIVABLE, NET

5.           LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	December 31,
	2020	2021
	RMB	RMB
Loans receivable	8,010,081	13,652,723
Less allowance for loan losses	(421,767)	(948,893)
Loans receivable, net	7,588,314	12,703,830

As of December 31, 2020 and 2021, the accrued interest receivables are RMB 87,278 and RMB 86,144 ( net of allowance RMB 3,200 and RMB 5,987, respectively ), which is recorded under loans receivable.

The following table presents the aging of loans as of December 31, 2020 and 2021:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2020 (RMB)	43,766	32,038	—	75,804	7,934,277	8,010,081
December 31, 2021 (RMB)	113,771	87,171	—	200,942	13,451,781	13,652,723

The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 60 days in 2021 (60 days in 2020). Loans are returned to accrual status if they are brought to non-delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the years ended December 31, 2019, 2020 and 2021, the Group has charged off loans receivable of RMB 162 million, RMB 637 million and RMB 475 million, respectively.

Movement of allowance for loan losses is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	25,895	351,639	421,767
Provision for loan losses	486,991	698,701	965,419
Gross write-off	(161,976)	(636,766)	(475,352)
Recoveries	729	8,193	37,059
Balance at end of year	351,639	421,767	948,893

The Group’s nonaccrual loans are nil as of December 31, 2019 and 2020.

The principal of loans receivable as of December 31, 2021 by year of origination is as follows:

	2021	2020	Total loans

Loans receivable	13,614,369	38,354	13,652,723

The principal of loans receivable as of December 31, 2020 by year of origination is as follows:

	2020	2019	Total loans
Loans receivable	7,987,657	22,424	8,010,081